Note 8 - Federal Home Loan bank Borrowings	12 Months Ended
Dec. 31, 2011
Federal Home Loan Bank Advances, Disclosure [Text Block]
NOTE 8 – FEDERAL HOME LOAN BANK BORROWINGS

The Bank is a member of the Federal Home Loan Bank of Indianapolis.  Based on its current Federal Home Loan Bank Stock holdings and collateral, the Bank has the capacity to borrow $2,974,574. Each borrowing requires a direct pledge of securities and or loans. To support potential borrowings with the Federal Home Loan Bank, the Bank had residential loans with a fair market value of $3,760,249 pledged at year-end 2011 and $4,806,678 pledged at year-end 2010. The Bank had no outstanding borrowings with the Federal Home Loan Bank at either December 31, 2010 or 2011.

At December 31, 2010, the Bank had securities with a fair market value of $5,513,014 pledged to the Federal Home Loan Bank to collateralize a $5,000,000 overdraft line of credit. At December 31, 2010, there was no balance outstanding on the line of credit. On December 22, 2011, the Federal Home Loan Bank declined to renew the Bank’s $5,000,000 line of credit so the pledge on the securities was released.